Intangible Assets (Details) - Schedule estimated amortization expense for intangible assets	Jun. 30, 2021 USD ($)
Schedule estimated amortization expense for intangible assets [Abstract]
2021	$ 2,023,075
2022	4,046,149
2023	4,046,149
2024	4,046,149
2025	4,046,149
Thereafter	4,791,445
Total:	$ 22,999,116